BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Common stock issued for services	$ 709,167
Prepaid insurance	88,633	$ 123,959	$ 61,342
Other prepaid assets	43,174	28,521	94,653
Other current assets	178,589	10,269	260
Total prepaid expenses and other current assets	$ 1,019,563	$ 162,749	$ 156,255